STOCK BASED COMPENSATION (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,393,643			8,086,796
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.0818
Warrant Expenses	$ 2,745,730	$ 301,606
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,404,118
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	12 months
Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	707,415
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	24 months
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,111,533	2,808,359	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.17	$ 0.08